Accounts and notes receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts and notes receivable
Accounts receivable		¥ 14,589	¥ 38,795
Notes receivable		5,500
Accounts and notes receivable	$ 3,079	20,089	38,795
Allowance for doubtful accounts		¥ 0	¥ 0